Income Taxes - Reconciliation Of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefits, balance at beginning of Period	$ 54,899	$ 56,621	$ 53,752
Additions for tax positions of prior years	0	6	2,893
Reductions for tax positions of prior years	(49)	(1,500)	(24)
Settlements	(125)	0	0
Lapse of statute of limitations	(120)	(228)	0
Unrecognized tax benefits, balance at end of Period	$ 54,605	$ 54,899	$ 56,621